Accounts payable, other payables and accruals	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Accounts payable, other payables and accruals
22.	ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	2022	2023
	US$	US$
Accounts payable arising from digital solutions services—financial services	10	14
Accounts payable arising from hotel operations, hospitality and VIP services	—	479

Total accounts payable	10	493

Other payables and accruals	1,540	3,253
Accrued issue cost	1,907	—

Total other payables and accruals	3,447	3,253

The average credit period for the accounts payable arising from insurance brokerage is 30 days.